Operating Segments (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Segment Reporting Information [Line Items]
Revenues before reimbursable items	$ 1,540,698	$ 1,442,436	$ 1,407,305
Revenue for reportable segment	1,808,966	1,717,577	1,677,483
Depreciation and amortization	169,165	162,927	155,648
Operating income	322,456	309,429	344,026
Total assets	1,858,392	1,952,261	1,710,954
North America Services
Segment Reporting Information [Line Items]
Revenues before reimbursable items	809,069	809,012	880,668
Revenue for reportable segment	954,550	956,546	1,048,932
Depreciation and amortization	78,155	78,834	84,577
Operating income	253,844	244,989	285,409
Total assets	1,621,664	1,632,882	1,535,129
International Services
Segment Reporting Information [Line Items]
Revenues before reimbursable items	380,129	321,846	322,697
Revenue for reportable segment	394,831	334,954	337,757
Depreciation and amortization	51,888	40,792	34,791
Operating income	41,408	42,689	57,654
Total assets	433,203	408,880	379,606
Merchant services
Segment Reporting Information [Line Items]
Revenues before reimbursable items	373,159	337,178	232,262
Revenue for reportable segment	487,997	458,921	327,055
Depreciation and amortization	36,124	40,298	32,590
Operating income	112,986	102,444	71,437
Total assets	487,858	460,750	215,855
Intersegment Elimination
Segment Reporting Information [Line Items]
Revenues before reimbursable items	(21,659)	(25,600)	(28,322)
Revenue for reportable segment	(28,412)	(32,844)	(36,261)
Total assets	(684,333)	(550,251)	(419,636)
Corporate Administration
Segment Reporting Information [Line Items]
Depreciation and amortization	2,998	3,003	3,690
Operating income	$ (85,782)	$ (80,693)	$ (70,474)